UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q/A

Amendment No. 1.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06094

Exact name of registrant as specified in charter:	Aberdeen Latin America Equity Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
c/o 1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	9/30/11

The purpose of this Amendment No. 1 to the Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company on Form N-Q for the period ended September 30, 2011, originally filed with the U.S. Securities and Exchange Commission on November 29, 2011 (the “Form N-Q”), is to file the certifications for the principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, which were inadvertently excluded from the original filing.  Except as set forth above, no other changes have been made to the Form N-Q, and this Amendment No. 1 does not amend, update or change any other items or disclosure found in the Form N-Q. Further, this Amendment No. 1 does not reflect events that may have occurred after the filing of the Form N-Q.

Item 1: Schedule of Investments

Aberdeen Latin America Equity Fund, Inc.

Portfolio of Investments

September 30, 2011 (unaudited)

No. of Shares	Description	Value

EQUITY SECURITIES-99.2%

ARGENTINA-3.2%

ENERGY EQUIPMENT & SERVICES-3.2%

304,000	Tenaris S.A., ADR (cost $11,528,276)	$7,736,800

BRAZIL-62.1%

AEROSPACE & DEFENSE-1.0%
374,000	Embraer S.A.	2,337,189

COMMERCIAL BANKS-12.9%
1,156,246	Banco Bradesco S.A.	14,106,785
477,382	Banco Bradesco S.A., PN	7,035,371
87,302	Banco Itaú Holding Financeira S.A., PN	1,348,822
541,286	Itau Unibanco Holding S.A., PN, ADR	8,400,759
		30,891,737

COMMERCIAL SERVICES & SUPPLIES-1.5%
365,200	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	3,719,495

DIVERSIFIED FINANCIAL SERVICES-1.0%
515,563	BM&F Bovespa S.A.	2,410,211

FOOD PRODUCTS-1.6%
219,368	BRF - Brasil Foods S.A.	3,754,427

HEALTH CARE PROVIDERS & SERVICES-2.8%
286,000	Amil Participações S.A.	2,547,800
277,000	Odontoprev S.A.	4,094,046
		6,641,846

MACHINERY-1.0%
251,844	Weg S.A.	2,504,711

MEDIA-1.0%
177,000	Saraiva S.A. Livreiros Editores, PN	2,374,120

METALS & MINING-10.1%
180,800	Bradespar S.A., PN	3,181,849
999,000	Vale S.A., ADR	20,979,000
		24,160,849

MULTILINE RETAIL-3.9%
344,096	Lojas Renner S.A.	9,269,226

OIL, GAS & CONSUMABLE FUELS-11.7%
874,433	Petroleo Brasileiro S.A., ADR	18,118,252
626,000	Ultrapar Participacoes S.A., ADR	9,909,580
		28,027,832

PERSONAL PRODUCTS-2.7%
383,000	Natura Cosmeticos S.A.	6,518,282

REAL ESTATE MANAGEMENT & DEVELOPMENT-4.0%
523,097	Multiplan Empreendimentos Imobiliarios S.A.	9,695,482

ROAD & RAIL-1.4%
261,000	Localiza Rent a Car S.A.	3,456,402

SOFTWARE-1.1%
150,000	Totvs S.A.	2,552,852

TEXTILES, APPAREL & LUXURY GOODS-1.2%
294,667	Arezzo Industria e Comercio S.A.	2,977,622

TOBACCO-1.8%
436,000	Souza Cruz S.A.	4,387,246

TRANSPORTATION INFRASTRUCTURE-1.4%
245,400	Wilson Sons Limited, BDR	3,393,379
	Total Brazil (cost $114,960,837)	149,072,908

CHILE-6.6%

AIRLINES-0.2%
23,143	Lan Airlines S.A.	488,086

BEVERAGES-0.9%
318,000	Embotelladora Andina S.A., PNB	1,281,520
540,000	Viña Concha y Toro S.A.	963,720
		2,245,240

CHEMICALS-0.4%
18,800	Sociedad Química y Minera de Chile S.A., PNB	905,582

COMMERCIAL BANKS-1.3%
11,208,901	Banco de Chile	1,312,114
25,113,969	Banco Santander Chile	1,804,871
		3,116,985

ELECTRIC UTILITIES-0.5%
3,780,000	Enersis S.A.	1,282,705

INDUSTRIAL CONGLOMERATES-0.6%
18,518	Antarchile S.A.	259,675
98,000	Empresas COPEC S.A.	1,165,995
		1,425,670

IT SERVICES-0.5%
592,000	Sonda S.A.	1,272,385

MULTILINE RETAIL-0.3%
77,000	S.A.C.I. Falabella	612,927

PAPER & FOREST PRODUCTS-0.4%
298,570	Empresas CMPC S.A.	1,011,276

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.5%
692,000		Parque Arauco S.A.	1,130,227

WATER UTILITIES-1.0%
84,144		Inversiones Aguas Metropolitanas S.A., ADR(a)(b)	2,313,354
		Total Chile (cost $11,630,400)	15,804,437

COLOMBIA-1.8%

COMMERCIAL BANKS-1.1%
179,000		BanColombia S.A.	2,624,715

FOOD & STAPLES RETAILING-0.7%
150,901		Almacenes Exito S.A.	1,795,174
		Total Colombia (cost $4,422,580)	4,419,889

LATIN AMERICA-0.1%

VENTURE CAPITAL-0.1%

2,503,967	(c)	JP Morgan Latin America Capital Partners, L.P. (cost $917,439)(b)(d)(e)(f)(g)	194,483

MEXICO-25.3%

BEVERAGES-4.9%
181,402		Fomento Economico Mexicano S.A.B. de C.V., ADR	11,758,478

COMMERCIAL BANKS-3.3%
2,647,000		Grupo Financiero Banorte S.A.B. de C.V.	7,821,220

FOOD & STAPLES RETAILING-3.9%
2,078,000		Organización Soriana S.A.B. de C.V.(e)	4,225,161
2,278,000		Wal-Mart de México S.A.B. de C.V., Series V	5,223,113
			9,448,274

HOUSEHOLD DURABLES-1.0%
1,799,741		Urbi Desarrollos Urbanos S.A.B. de C.V.(e)	2,425,314

HOUSEHOLD PRODUCTS-2.2%
1,021,000		Kimberly-Clark de Mexico S.A.B. de C.V.	5,208,357

TRANSPORTATION INFRASTRUCTURE-3.5%
365,000		Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR	4,741,350
74,134		Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	3,685,942
			8,427,292

WIRELESS TELECOMMUNICATION SERVICES-6.5%
14,003,310		América Móvil S.A.B. de C.V., Series L	15,548,912
		Total Mexico (cost $50,044,904)	60,637,847

GLOBAL-0.1%

VENTURE CAPITAL-0.1%

2,237,292	(c)	Emerging Markets Ventures l, L.P. (cost $838,407)(b)(d)(e)(f)(g)	153,456
		Total Equity Securities (cost $194,342,843)	238,019,820

Principal Amount (000’s)
SHORT-TERM INVESTMENT-0.5%
LONDON-0.5%
$1,193	Citibank London, overnight deposit, 0.03%, 10/03/11 (cost $1,193,000)	1,193,000

	Total Investments-99.7% (cost $195,535,843)	239,212,820

	Cash and Other Assets in Excess of Liabilities-0.3%	812,256

	Net Assets-100.0%	$240,025,076

(a)	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”
(b)	Illiquid Security.
(c)	Represents contributed capital.
(d)	Restricted security, not readily marketable.
(e)	Non-income producing security.
(f)

Security was fair valued as of September 30, 2011. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors (the “Board”) under procedures established by the Board.

(g)	As of September 30, 2011, the aggregate amount of open commitments for the Fund is $812,869.

ADR	American Depositary Receipts.
BDR	Brazilian Depositary Receipts.
PN	Preferred Shares.
PNB	Preferred Shares, Class B.

Security Valuation - Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are typically valued at the last quoted sale price. Effective January 1, 2011, if there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Board of Directors is used. Prior to January 1, 2011, if there was no sale price, the last quoted bid price provided by an independent pricing service was used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Management has concluded there is no significant effect on the value of the portfolio due to change in methodology. Prices are taken from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund’s equity securities that are traded on a foreign exchange or market which closes prior to the Fund’s Valuation Time are fair valued by an independent pricing service. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. If the pricing service is unable to provide a fair value for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Fund’s Pricing Committee. When the fair value prices are utilized, the value assigned to the foreign securities may not be quoted or published prices of the securities on their primary markets.

The Fund values restricted securities at fair value. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

The Fund also invests in venture capital private placement securities, which are classified as Level 3 investments. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these venture capital investments.

For the period ended September 30, 2011, except as described above, there have been no significant changes to the valuation procedures approved by the Board.

Equity securities generally are valued at the last quoted sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the last quoted mean price provided by an independent pricing service. For international equity securities traded on a foreign exchange or market which closes prior to the Fund’s Valuation Time, in order to adjust for events which occur between the close of the foreign exchange they are traded on and the close of the New York Stock Exchange, a fair valuation model is used (as described above). This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts, and certain indices, and these securities are categorized as Level 2.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 09/30/11	Percent of Net Assets	Distributions Received	Open Commitments
Emerging Markets Ventures l, L.P.	01/22/98 - 01/10/06	$838,407	$153,456	0.06	$2,506,031	$262,708
JP Morgan Latin America Capital Partners, L.P.	04/10/00 - 10/20/09	917,439	194,483	0.08	2,508,571	550,161
Total		$1,755,846	$347,939	0.14	$5,014,602	$812,869

The Fund may incur certain costs in connection with the disposition of the above securities.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, information provided by the General Partner or investee companies such as publicly traded prices, financial statements, capital statements.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value. Refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at value	Level 1*	Level 2*	Level 3*	Balance as of 09/30/2011
Aerospace & Defense	$2,337,189	$—	$—	$2,337,189
Airlines	488,086	—	—	488,086
Beverages	14,003,718	—	—	14,003,718
Chemicals	905,582	—	—	905,582
Commercial Banks	44,454,657	—	—	44,454,657
Commercial Services & Supplies	3,719,495	—	—	3,719,495
Diversified Financial Services	2,410,211	—	—	2,410,211
Electric Utilities	1,282,705	—	—	1,282,705
Energy Equipment & Services	7,736,800	—	—	7,736,800
Food & Staples Retailing	11,243,448	—	—	11,243,448
Food Products	3,754,427	—	—	3,754,427
Health Care Providers & Services	6,641,846	—	—	6,641,846
Household Durables	2,425,314	—	—	2,425,314
Household Products	5,208,357	—	—	5,208,357
Industrial Conglomerates	1,425,670	—	—	1,425,670
IT Services	1,272,385	—	—	1,272,385
Machinery	2,504,711	—	—	2,504,711
Media	2,374,120	—	—	2,374,120
Metals & Mining	24,160,849	—	—	24,160,849
Multiline Retail	9,882,153	—	—	9,882,153
Oil, Gas & Consumable Fuels	28,027,832	—	—	28,027,832
Paper & Forest Products	1,011,276	—	—	1,011,276
Personal Products	6,518,282	—	—	6,518,282
Real Estate Management & Development	10,825,709	—	—	10,825,709
Road & Rail	3,456,402	—	—	3,456,402
Software	2,552,852	—	—	2,552,852
Textiles, Apparel & Luxury Goods	2,977,622	—	—	2,977,622
Tobacco	4,387,246	—	—	4,387,246
Transportation Infrastructure	11,820,671	—	—	11,820,671
Venture Capital	—	—	347,939	347,939
Water Utilities	2,313,354	—	—	2,313,354
Wireless Telecommunication Services	15,548,912	—	—	15,548,912
Short-Term Investments	—	1,193,000	—	1,193,000
Total	$237,671,881	$1,193,000	$347,939	$239,212,820

* For the period ending September 30, 2011, there have been no significant changes to the fair value methodologies. For the period ended September 30, 2011, there were no transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2010	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/2011
Venture Capital	$565,761	$—	$—	$(195,665)	$—	$(22,157)	$—	$—	$347,939
Total	$565,761	$—	$—	$(195,665)	$—	$(22,157)	$—	$—	$347,939

The change in unrealized appreciation/depreciation relating to investments still held at September 30, 2011, is $(195,665).

Short-Term Investment - The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co., (“BBH & Co.”) the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

Federal Income Tax Cost - At September 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $195,535,843, $63,340,414, $(19,663,437) and $43,676,977, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Subsequent Events- Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the Financial Statements as of September  30, 2011.

Item 2: Controls and Procedures

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified by the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Latin America Equity Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Latin America Equity Fund, Inc.

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Latin America Equity Fund, Inc.

Date: November 29, 2011

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of Aberdeen Latin America Equity Fund, Inc.

Date: November 29, 2011